BASIC AND DILUTED EARNINGS PER SHARE - PROFIT ATTRIBUTABLE TO ORDINARY SHAREHOLDERS OF THE COMPANY (DILUTED) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BASIC AND DILUTED EARNINGS PER SHARE
Net income attributable to ordinary owners of the Company	¥ 33,096	¥ 57,493	¥ 61,708
Net income attributable to ordinary owners of the Company (diluted)	¥ 33,096	¥ 57,493	¥ 61,708